Leases - Summary of undiscounted lease payments (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease payments	$ 221	$ 339
Not later than one year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease payments	124	123
Later than one year and not later than five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease payments	$ 97	$ 216